Noncontrolling Interest	12 Months Ended
Dec. 31, 2021
NONCONTROLLING INTEREST [Abstract]
Noncontrolling Interest
19. NONCONTROLLING INTEREST
Prior to the completion of the Changyou Merger on April 17, 2020, the noncontrolling interests in the Sohu Group’s consolidated financial statements primarily consisted of noncontrolling interests for Changyou and Sogou and, following the completion of the Changyou Merger and prior to the completion of the Tencent/Sohu Sogou Share Purchase, consisted of noncontrolling interests for Sogou.
Noncontrolling Interest in the Consolidated Balance Sheets
As of December 31, 2021 and 2020, noncontrolling interest in the consolidated balance sheets was
$
1.3
million

and $684.6
million
, respectively.

	As of December 31,
	2020	2021

Changyou	$1,321	$1,318
Sogou	683,291	0

Total	$684,612	$1,318

Noncontrolling

Interest of Changyou
As a result of the completion of Sohu’s acquisition of the noncontrolling interests in Changyou on April 17, 2020, Sohu holds 100% of the combined total of Changyou’s outstanding ordinary shares, and the noncontrolling interests recognized in the Sohu Group’s consolidated balance sheets only reflected economic interests in Changyou’s subsidiaries held by shareholders other than Changyou.
Noncontrolling

interest of Changyou of $1.3 million was recognized in the Sohu Group’s consolidated balance sheets as of both December 31, 2021 and 2020.
Noncontrolling Interest of Sogou
As of December 31, 2021 and 2020, noncontrolling interest of Sogou of nil and $683.3 million, respectively, was recognized in the Sohu Group’s consolidated balance sheets, representing an economic interest of nil and 66%, respectively, in Sogou’s net assets held by shareholders other than Sohu and reflecting the reclassification of Sogou’s share-based compensation expense from shareholders’ additional paid-in
capital to noncontrolling interest.

As a result of the completion of the Tencent/Sohu Sogou Share Purchase on September 23, 2021, the Company no longer has any ownership interest in Sogou and has ceased consolidating Sogou in the Company’s consolidated financial statements.
Noncontrolling Interest in the Consolidated Statements of Comprehensive Income/(Loss)
For the years ended December 31, 2021, 2020 and 2019, respectively, the Sohu Group had net income of $6.4 million, net income of

negative
 $42.2 million and net income of $105.9 million, respectively, attributable to the noncontrolling interest in the consolidated statements of comprehensive income/(loss).

	Year Ended December 31,
	2019	2020	2021

Changyou	$46,990	$18,448	$(3)
Sogou	58,955	(60,656)	6,451

Total	$105,945	$(42,208)	$6,448

	Year Ended December 31,
	2019	2020	2021

Net income /(loss) from continuing operations attributable to noncontrolling shareholders	$58,223	$18,448	$(3)
Net income/(loss) from discontinued operations attributable to noncontrolling shareholders	47,722	(60,656)	6,451

Net income/(loss) attributable to noncontrolling interest shareholders	$105,945	$(42,208)	$6,448

Noncontrolling Interest of Changyou
For the years ended December 31, 2021, 2020 and 2019, respectively, a net loss of
$3,000
,
 net income

of
$18.4 million and
net income of
$47.0 million, respectively, attributable to the noncontrolling interest of Changyou was recognized in the Sohu Group’s consolidated statements of comprehensive income/(loss), representing nil, nil and 33%, respectively, of the economic interest in Changyou attributable to shareholders other than Sohu.
Noncontrolling Interest of Sogou (Discontinued)
For the years ended December 31, 2021, 2020 and 2019, respectively, net income o
f
 $6.5
million, a

net
loss of
$
60.7
 million
 and
net income
of

$
59.0
 million, respectively, attributable to the noncontrolling interest of Sogou was recognized in the Sohu Group’s consolidated statements of comprehensive income/(loss), representing Sogou’s net income/(loss) attributable to shareholders other than Sohu.